Other Non-current Assets	12 Months Ended
Dec. 31, 2023
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS
8.	OTHER NON-CURRENT ASSETS

Other non-current assets, consisted of the following:

	December 31,
	2022	2023

Private clouds in construction	$13,629	12,012
Prepayment for equipment	794	-
	$14,423	12,012

Other non-current assets primarily consisted of externally purchased private clouds under construction, which were not available for use as of December 31, 2022 and 2023.